PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Balance at beginning	$ 583
Balance at ending	420	$ 583
Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	2,103	2,046
Initially consolidated subsidiary	51
Additions	48	80
Deductions	(15)	(23)
Revaluation recognized in OCI	(3)
Balance at ending	2,184	2,103
Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(1,520)	(1,279)
Depreciation	258	256
Deductions	13	15
Revaluation recognized in OCI	(1)
Balance at ending	(1,764)	(1,520)
Computer equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	218
Balance at ending	152	218
Computer equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	825	788
Initially consolidated subsidiary	6
Additions	43	60
Deductions	(15)	(23)
Balance at ending	859	825
Computer equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(607)	(498)
Depreciation	113	124
Deductions	13	15
Balance at ending	(707)	(607)
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	138
Balance at ending	117	138
Office furniture and equipment | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	340	321
Initially consolidated subsidiary	6
Additions	3	19
Balance at ending	349	340
Office furniture and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(202)	(174)
Depreciation	30	28
Balance at ending	(232)	(202)
Leasehold Improvements
PROPERTY AND EQUIPMENT, NET
Balance at beginning	227
Balance at ending	151	227
Leasehold Improvements | Cost
PROPERTY AND EQUIPMENT, NET
Balance at beginning	938	937
Initially consolidated subsidiary	39
Additions	2	1
Revaluation recognized in OCI	(3)
Balance at ending	976	938
Leasehold Improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(711)	(607)
Depreciation	115	104
Revaluation recognized in OCI	(1)
Balance at ending	$ (825)	$ (711)